LONG-TERM DEBT - Narrative (Details) $ in Millions			12 Months Ended
	Jan. 18, 2021 CAD ($)	Dec. 07, 2020 CAD ($)	Dec. 31, 2020 CAD ($) bank	Dec. 31, 2019 CAD ($)	Dec. 31, 2020 USD ($) bank	Dec. 17, 2020 USD ($)	May 26, 2020 CAD ($)	Jul. 22, 2019 CAD ($)
Disclosure of detailed information about borrowings [line items]
Repurchase of long-term debt			$ 55,985,000	$ 0
Loss on long-term debt			2,328,000	0
Repayment of long-term debt			569,015,000	591,500,000
Interest paid			59,511,000	44,805,000
Amortization of debenture transaction costs			$ 2,054,000	1,302,000
Bottom of range
Disclosure of detailed information about borrowings [line items]
Redemption, prior notice period			30 days
Top of range
Disclosure of detailed information about borrowings [line items]
Redemption, prior notice period			60 days
Debentures
Disclosure of detailed information about borrowings [line items]
Amortization of debenture transaction costs			$ 2,054,000	1,302,000
Debentures | Event of change in control and rating lowered
Disclosure of detailed information about borrowings [line items]
Redemption price, percent of outstanding principal			101.00%
Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity			$ 700,000,000
Number of banks | bank			3		3
Borrowings term			3 years
Letter of credit, undrawn portion fee			0.90%
Ratio of funded debt to annualized EBITDA			3		3
Minimum assets under management on rolling 30-day average			$ 85,000,000,000
Revolving credit facility | Canadian Deposit Offering Rate
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis			1.00%		1.00%
Revolving credit facility | Bankers Acceptance Rate
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis			0.90%		0.90%
Revolving credit facility | Federal Funds Effective Rate
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis			1.00%		1.00%
Revolving credit facility | LIBOR
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis			0.90%		0.90%
2024 Debentures
Disclosure of detailed information about borrowings [line items]
Debenture principal amount			$ 350,000,000					$ 350,000,000
Interest rate			3.215%		3.215%
Interest paid			$ 11,384,000	4,861,000
2024 Debentures | Government of Canada Yield
Disclosure of detailed information about borrowings [line items]
Redemption, percentage above notional amount			0.445%
2025 Debentures
Disclosure of detailed information about borrowings [line items]
Debenture principal amount			$ 450,000,000				$ 450,000,000
Interest rate			3.759%		3.759%
Interest paid			$ 10,098,000	0
2025 Debentures | Government of Canada Yield
Disclosure of detailed information about borrowings [line items]
Redemption, percentage above notional amount			0.84%
2030 Notes
Disclosure of detailed information about borrowings [line items]
Debenture principal amount					$ 700	$ 700
Interest rate			3.20%		3.20%
Redemption, percentage of notional amount redeemed			100.00%
Interest paid			$ 1,115,000	0
2030 Notes | Event of change affecting Canadian withholding taxes
Disclosure of detailed information about borrowings [line items]
Redemption price, percent of outstanding principal			100.00%
2030 Notes | Treasury Rate
Disclosure of detailed information about borrowings [line items]
Redemption, percentage above notional amount			0.35%
2023 Debentures
Disclosure of detailed information about borrowings [line items]
Debenture principal amount			$ 325,000,000
Interest rate			3.52%		3.52%
Interest paid			$ 11,440,000	11,440,000
2023 Debentures | Government of Canada Yield
Disclosure of detailed information about borrowings [line items]
Redemption, percentage above notional amount			0.36%
2027 Debentures
Disclosure of detailed information about borrowings [line items]
Debenture principal amount			$ 250,000,000
Interest rate			3.904%		3.904%
Interest paid			$ 9,760,000	9,760,000
2027 Debentures | Government of Canada Yield
Disclosure of detailed information about borrowings [line items]
Redemption, percentage above notional amount			0.445%
2020 Debentures
Disclosure of detailed information about borrowings [line items]
Debenture principal amount			$ 450,000,000
Interest rate			2.645%		2.645%
Repurchase of long-term debt			$ 55,985,000
Average price repurchased			100.693
Loss on long-term debt			388,000
Repayment of long-term debt		$ 394,015,000
Interest paid			10,305,000	11,903,000
2021 Debentures
Disclosure of detailed information about borrowings [line items]
Debenture principal amount			$ 200,000,000
Interest rate			2.775%		2.775%
Interest paid			$ 5,409,000	6,841,000
Fair value of interest rate swap, unrealized gain			$ 1,857,000	$ 2,388,000
2021 Debentures | Redemption of borrowings
Disclosure of detailed information about borrowings [line items]
Repurchase of long-term debt	$ 200,000,000
Average price repurchased	101.903
Loss on long-term debt	3,805,000
Interest paid	806,000
2021 Debentures | Termination of interest rate swap agreement
Disclosure of detailed information about borrowings [line items]
Gain on termination of interest rate swap	$ 1,865,000
2021 Debentures | Three-month Canadian Bankers Acceptance Rate | Termination of interest rate swap agreement
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	1.384%